CALVERT FUNDS

Supplement to Prospectuses and

Summary Prospectuses

Prospectuses and Summary Prospectuses dated February 1, 2016:	Prospectuses and Summary Prospectuses dated May 1, 2016:
Calvert Aggressive Allocation Fund*	Calvert Tax-Free Responsible Impact Bond Fund
Calvert Balanced Portfolio	Calvert Unconstrained Bond Fund
Calvert Bond Portfolio	Calvert VP EAFE International Index Portfolio
Calvert Capital Accumulation Fund	Calvert VP Investment Grade Bond Index Portfolio
Calvert Conservative Allocation Fund*	Calvert VP Nasdaq 100 Index Portfolio
Calvert Developed Markets Ex-US Responsible Index Fund	Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert Emerging Markets Equity Fund	Calvert VP S&P 500 Index Portfolio
Calvert Equity Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
Calvert Global Energy Solutions Fund	Calvert VP SRI Balanced Portfolio
Calvert Global Water Fund	Calvert VP SRI Mid Cap Portfolio
Calvert Green Bond Fund	Calvert VP Volatility Managed Growth Portfolio
Calvert High Yield Bond Fund	Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert Income Fund	Calvert VP Volatility Managed Moderate Portfolio
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Long-Term Income Fund
Calvert Moderate Allocation Fund*
Calvert Short Duration Income Fund
Calvert Small Cap Fund
Calvert Ultra-Short Income Fund
Calvert US Large Cap Core Responsible Index Fund
Calvert US Large Cap Growth Responsible Index Fund
Calvert US Large Cap Value Responsible Index Fund
Calvert US Mid Cap Core Responsible Index Fund

* Also Class-Specific Summary Prospectus dated May 20, 2016

The Transaction described in the Prospectus and Summary Prospectus Supplements dated October 24, 2016 has closed and the following changes to the Funds (as applicable) are effective December 31, 2016:

•

Calvert Research and Management, a subsidiary of Eaton Vance Management, is the investment adviser and administrator of each Fund;

•

Eaton Vance Distributors, Inc. is the principal underwriter of the Funds;

•

Eaton Vance Management provides the Funds with sub-transfer agency support services;

•

Eaton Vance Management (International) Limited is the sub-adviser to Calvert International Equity Fund and Calvert International Opportunities Fund.  In the case of Calvert International Opportunities Fund, Trilogy Global Advisors, LP and Advisory Research, Inc. are no longer sub-advisers to the Fund; and

•

World Asset Management. Inc. is no longer sub-adviser to Calvert VP EAFE International Index Portfolio and Calvert Research and Management is managing the Fund directly.

In addition, the changes to portfolio managers and/or fees and expenses of certain Funds as disclosed in the Prospectus and Summary Prospectus Supplements dated November 3, 2016 are effective as of December 31, 2016.

December 30, 2016